                    OFI TREMONT MARKET NEUTRAL HEDGE FUND
                    Supplement dated March 24, 2004 to the
                       Prospectus dated January 8, 2004

The Prospectus is changed as follows:
1.    Footnote 1 and the  reference  thereto in the table titled  "Annual Fund
   Operating Expenses" on page 2 are deleted.

2.    Footnote 2 and the  reference  thereto in the table titled  "Annual Fund
   Operating Expenses" on page 2 are renumbered as footnote number 1.

3.    Footnote 3 and the  reference  thereto in the table titled  "Annual Fund
   Operating Expenses" on page 2 are renumbered as footnote number 2.

4.     The  first  sentence  of the  first  paragraph  of the  section  titled
   "Industry  Concentration  Risk" on page 13 of the  prospectus  is  replaced with the following:

      Although  the Fund will not  invest 25% or more of the value of its  total  assets  in the  securities  (other  than U.S.
      Government  securities)  of  issuers  engaged  in  a  single industry,  Portfolio  Funds  generally  are not  subject  to
      similar   industry   concentration   restrictions  on  their
      investments  and, in some  cases,  may invest 25% or more of the value of their total assets in a single industry.

5.    The third paragraph of the section title "Industry  Concentration  Risk"
      on page 14 of the prospectus is deleted.

6.    The paragraph  titled  "Investor  Servicing  Arrangements" on page 25 is replaced with the following:

      Investor  Servicing  Arrangements.  Effective April 1, 2004,
      the  Adviser  intends  to  pay,  out of its own  assets,  to qualifying  brokers,  dealers and  financial  advisers  that provide ongoing  investor  services and account  maintenance
      services   to   shareholders   that  are   their   customers
      ("Investor  Service  Providers")  an  amount  not to  exceed
      0.25% (on an  annualized  basis) of the  aggregate  value of outstanding  shares held by shareholders  introduced by such
      Investor  Service  Providers.  These services  include,  but
      are  not  limited   to,   handling   shareholder   inquiries
      regarding   the  Fund   (e.g.,   responding   to   questions
      concerning  investments in the Fund,  account balances,  and
      reports   and  tax   information   provided  by  the  Fund);
      assisting   in   the    enhancement    of   relations    and
      communications  between shareholders and the Fund; assisting
      in  the   establishment   and   maintenance  of  shareholder
      accounts  with the Fund;  assisting  in the  maintenance  of
      Fund  records  containing   shareholder   information;   and
      providing such other  information  and  shareholder  liaison services as the Adviser may reasonably request.

   7. The second  paragraph of the section  titled "Fund  Expenses" on page 26 is replaced with the following:

      Ongoing   offering   costs,   as  required   by   applicable
   accounting   principles,   will  be   charged   to  capital  as
   incurred.

March 24, 2004                                              PS0481.001

                 OFI TREMONT MARKET NEUTRAL HEDGE FUND
                 Supplement dated March 24, 2004 to the
       Statement of Additional Information dated January 8, 2004

The Statement of Additional Information is changed as follows:

1.    The fourth  paragraph of the section titled  "Options and Futures"
on page 7, is replaced with the following:

      The use of derivatives  that are subject to regulation
      by  the  Commodity  Futures  Trading  Commission  (the
      "CFTC")  by  Portfolio  Funds and  Portfolio  Accounts
      could  cause the Fund to be a  commodity  pool,  which
      would  require the Fund to comply with  certain  rules
      of the CFTC.  However,  the Fund  intends  to  conduct
      its  operations  to avoid  regulation  as a  commodity
      pool.   If   applicable   CFTC  rules   change,   such
      percentage   limitations   may  change  or   different
      conditions  may  be  applied  to  the  Fund's  use  of
      certain derivatives.

March 24, 2004                                              PX0481.001